UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Prime Cash Reserves Portfolio 2012 Annual Report	15

Schedule of investments

August 31, 2012

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.0%
Asset-Backed Commercial Paper — 1.5%
Straight-A Funding LLC	0.180%	9/12/12	$170,000,000	$169,990,650	(a)(b)
Straight-A Funding LLC	0.180%	9/12/12	30,000,000	29,998,350	(a)(b)
Straight-A Funding LLC	0.180%	9/25/12	63,101,000	63,093,428	(a)(b)
Total Asset-Backed Commercial Paper				263,082,428
Bank Notes — 1.7%
JPMorgan Chase Bank N.A.	0.525%	12/18/12	200,000,000	200,000,000	(c)
Wells Fargo Bank N.A.	0.538%	9/20/13	100,000,000	100,000,000	(c)
Total Bank Notes				300,000,000
Certificates of Deposit — 19.3%
Bank of Montreal	0.280%	9/24/12	100,000,000	100,000,000
Bank of Montreal	0.350%	12/14/12	197,000,000	197,000,000
Bank of Montreal Chicago	0.290%	2/19/13	30,000,000	30,000,000
Bank of Nova Scotia	0.548%	11/9/12	200,000,000	200,000,000	(c)
Bank of Nova Scotia	0.280%	2/13/13	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.480%	10/3/12	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.450%	1/31/13	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.500%	2/4/13	220,000,000	220,000,000
Canadian Imperial Bank	0.340%	1/11/13	170,000,000	170,000,000
Canadian Imperial Bank	0.480%	4/9/13	125,000,000	125,000,000	(c)
Canadian Imperial Bank	0.472%	8/29/13	75,000,000	75,000,000	(c)
Chase Bank USA N.A.	0.300%	9/26/12	25,000,000	25,000,000
Credit Suisse NY	0.480%	10/4/12	199,000,000	199,000,000
Deutsche Bank AG NY	0.633%	10/19/12	60,000,000	60,000,000	(c)
Deutsche Bank AG NY	0.460%	11/26/12	200,000,000	200,000,000
Deutsche Bank AG NY	0.540%	2/26/13	166,000,000	166,000,000
DnB NOR Bank ASA	0.500%	10/5/12	99,250,000	99,249,996
DnB NOR Bank ASA	0.370%	11/6/12	125,000,000	125,000,000
National Australia Bank of NY	0.324%	9/7/12	150,000,000	150,000,000	(c)
National Australia Bank of NY	0.587%	3/5/13	75,000,000	75,000,000	(c)
Royal Bank of Canada	0.460%	4/10/13	100,000,000	100,000,000	(c)
Royal Bank of Canada	0.540%	6/4/13	100,000,000	100,000,000	(c)
Royal Bank of Canada	0.508%	7/11/13	30,000,000	30,000,000	(c)
Royal Bank of Canada NY	0.490%	2/8/13	50,000,000	50,044,216
Svenska Handelsbanken AB	0.380%	12/6/12	90,000,000	90,000,000
Svenska Handelsbanken AB	0.390%	1/22/13	125,000,000	125,004,957
Toronto Dominion Bank NY	0.250%	10/25/12	15,000,000	15,000,000
Toronto Dominion Bank NY	0.280%	11/5/12	150,000,000	150,000,000

See Notes to Financial Statements.

16	Prime Cash Reserves Portfolio 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Toronto Dominion Bank NY	0.443%	2/4/13	$50,000,000	$50,000,000	(c)
Toronto Dominion Bank NY	0.320%	3/15/13	110,000,000	110,000,000
Toronto Dominion Bank NY	0.448%	7/26/13	75,000,000	75,000,000	(c)
Total Certificates of Deposit				3,361,299,169
Certificates of Deposit (Euro) — 1.3%
HSBC Bank PLC	0.370%	10/23/12	75,000,000	75,000,541
National Australia Bank Ltd.	0.550%	12/5/12	150,000,000	150,003,942
Total Certificates of Deposit (Euro)				225,004,483
Commercial Paper — 33.5%
Australia & New Zealand Banking Group Ltd.	0.300%	11/16/12	150,000,000	149,905,000	(a)(b)
Australia & New Zealand Banking Group Ltd.	0.341%	11/19/12	75,000,000	74,944,042	(a)(b)
Barclays US Funding LLC	0.451%	11/19/12	107,000,000	106,894,337	(a)
Barclays US Funding LLC	0.451%	11/19/12	50,000,000	49,950,625	(a)
Commonwealth Bank of Australia	0.361%	9/19/12	100,000,000	99,982,000	(a)(b)
Commonwealth Bank of Australia	0.361%	11/30/12	100,000,000	99,910,000	(a)(b)
Commonwealth Bank of Australia	0.381%	1/11/13	25,000,000	24,965,167	(a)(b)
Commonwealth Bank of Australia	0.326%	2/11/13	50,000,000	49,926,424	(a)(b)
Commonwealth Bank of Australia	0.504%	5/20/13	75,000,000	75,000,000	(b)
Credit Suisse NY	0.501%	10/9/12	171,850,000	171,759,301	(a)
DBS Bank Ltd.	0.331%	9/24/12	50,000,000	49,989,458	(a)(b)
DBS Bank Ltd.	0.331%	9/27/12	50,000,000	49,988,083	(a)(b)
DBS Bank Ltd.	0.300%	10/4/12	72,170,000	72,150,153	(a)(b)
DBS Bank Ltd.	0.310%	10/11/12	75,000,000	74,974,167	(a)(b)
DnB NOR Bank ASA	0.521%	9/7/12	50,475,000	50,470,625	(a)(b)
DnB NOR Bank ASA	0.501%	10/11/12	75,000,000	74,958,333	(a)(b)
General Electric Capital Corp.	0.321%	1/22/13	150,000,000	149,809,333	(a)
General Electric Capital Corp.	0.310%	2/26/13	100,000,000	99,846,722	(a)
General Electric Capital Corp.	0.310%	2/27/13	70,000,000	69,892,103	(a)
General Electric Capital Corp.	0.310%	2/27/13	50,000,000	49,922,931	(a)
General Electric Co.	0.130%	9/4/12	175,000,000	174,998,105	(a)
General Electric Co.	0.130%	9/4/12	50,000,000	49,999,459	(a)
HSBC Bank PLC	0.502%	12/17/12	100,000,000	99,851,389	(a)(b)
HSBC Bank PLC	0.487%	5/23/13	100,000,000	99,644,333	(a)(b)
HSBC Bank PLC	0.436%	5/28/13	60,000,000	59,804,975	(a)(b)
ING Funding LLC	0.400%	11/16/12	205,000,000	204,826,889	(a)
JPMorgan Chase	0.300%	9/4/12	140,000,000	139,996,500	(a)
National Bank of Canada	0.331%	9/6/12	113,315,000	113,309,806	(a)
National Bank of Canada	0.330%	12/14/12	65,000,000	65,000,000

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2012 Annual Report	17

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Nestle Finance International Ltd.	0.265%	3/15/13	$100,000,000	$99,856,458	(a)
Nordea North America Inc.	0.496%	9/6/12	100,000,000	99,993,125	(a)
Nordea North America Inc.	0.371%	10/3/12	40,000,000	39,986,844	(a)
Nordea North America Inc.	0.381%	1/18/13	188,000,000	187,724,163	(a)
Nordea North America Inc.	0.361%	2/13/13	75,000,000	74,876,250	(a)
Novartis Finance Corp.	0.120%	9/4/12	46,000,000	45,999,540	(a)(b)
NRW Bank	0.355%	10/1/12	350,000,000	349,896,458	(a)(b)
Oversea Chinese Banking Corp. Ltd.	0.270%	9/10/12	79,250,000	79,244,651	(a)
Oversea-Chinese Banking Corp. Ltd.	0.401%	11/21/12	50,000,000	49,955,000	(a)
Oversea-Chinese Banking Corp. Ltd.	0.431%	12/3/12	50,000,000	49,944,458	(a)
Oversea-Chinese Banking Corp. Ltd.	0.431%	12/4/12	100,000,000	99,887,722	(a)
Oversea-Chinese Banking Corp. Ltd.	0.453%	5/24/13	90,000,000	90,000,000
PNC Bank N.A.	0.361%	2/12/13	75,000,000	74,877,000	(a)
Rabobank USA Finance Corp.	0.501-0.506%	10/25/12	110,000,000	109,916,938	(a)
Rabobank USA Finance Corp.	0.330%	11/5/12	100,000,000	99,940,417	(a)
Rabobank USA Finance Corp.	0.330%	11/9/12	108,000,000	107,931,690	(a)
Rabobank USA Financial Corp.	0.401%	1/22/13	80,000,000	79,872,889	(a)
Skandinaviska Enskilda Banken AG	0.400%	10/2/12	220,000,000	219,924,222	(a)(b)
Skandinaviska Enskilda Banken AG	0.526%	12/13/12	153,475,000	153,244,468	(a)(b)
Standard Chartered Bank	0.391%	11/26/12	70,000,000	69,934,783	(a)(b)
Sumitomo Mitsui Banking Corp.	0.325%	11/14/12	400,000,000	399,732,776	(a)(b)
Svenska Handelsbanken Inc.	0.441%	9/21/12	24,500,000	24,494,011	(a)(b)
Svenska Handelsbanken Inc.	0.381%	1/22/13	17,700,000	17,673,283	(a)(b)
Swedbank AB	0.531%	11/9/12	150,000,000	149,847,625	(a)
Swedbank AB	0.582%	2/28/13	75,000,000	74,782,500	(a)
Toyota Motor Credit Corp.	0.160%	9/21/12	14,000,000	13,998,756	(a)
Toyota Motor Credit Corp.	0.371%	12/21/12	25,835,000	25,805,527	(a)
Toyota Motor Credit Corp.	0.300%	3/1/13	75,000,000	74,886,875	(a)
Westpac Banking Corp.	0.300%	10/25/12	100,000,000	99,955,000	(a)(b)
Westpac Banking Corp.	0.421%	5/1/13	120,000,000	119,661,200	(a)(b)
Total Commercial Paper				5,836,514,889
Corporate Bonds & Notes — 2.5%
Australia & New Zealand Banking Group	0.618%	4/12/13	100,000,000	100,000,000	(b)(c)
Bank Nederlandse Gemeenten	4.375%	7/24/13	21,756,000	22,473,403
Commonwealth Bank of Australia	0.668%	11/26/12	50,000,000	50,000,000	(b)(c)
General Electric Capital Corp.	2.800%	1/8/13	34,146,000	34,430,846
Svenska Handelsbanken AB	1.468%	9/14/12	35,000,000	35,012,714	(b)(c)

See Notes to Financial Statements.

18	Prime Cash Reserves Portfolio 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — continued
Svenska Handelsbanken AB	0.608%	12/7/12	$99,700,000	$99,700,000	(b)(c)
Westpac Banking Corp.	0.540%	11/6/12	60,000,000	60,000,000	(b)(c)
Westpac Banking Corp.	1.010%	4/8/13	35,000,000	35,093,530	(b)(c)
Total Corporate Bonds & Notes				436,710,493
Medium-Term Notes — 1.5%
Toyota Motor Credit Corp.	0.655%	10/18/12	100,000,000	100,000,000	(c)
Toyota Motor Credit Corp.	0.571%	6/13/13	100,000,000	100,000,000	(c)
Westpac Banking Corp.	0.597%	11/27/12	65,000,000	65,000,000	(c)
Total Medium-Term Notes				265,000,000
Supranationals/Sovereigns — 1.7%
European Investment Bank	0.401%	10/1/12	300,000,000	299,900,000	(a)
Time Deposits — 16.0%
Australia New Zeland Grand Cayman	0.140%	9/4/12	91,000,000	91,000,000
Bank of Nova Scotia	0.130%	9/4/12	286,000,000	286,000,000
Bank of Tokyo Mitsubishi	0.150%	9/4/12	261,000,000	261,000,000
CBIC Grand Cayman	0.120%	9/4/12	250,000,000	250,000,000
DnB NOR Bank ASA	0.150%	9/4/12	236,000,000	236,000,000
National Australia Bank Grand Cayman	0.130%	9/4/12	232,000,000	232,000,000
National Bank of Canada	0.130%	9/4/12	100,000,000	100,000,000
Nordea Finland Grand Cayman	0.140%	9/4/12	186,000,000	186,000,000
Northern Trust Corp.	0.060%	9/4/12	116,400,000	116,400,000
Royal Bank of Canada Toronto	0.125%	9/4/12	308,000,000	308,000,000
Skandinaviska Enskilda Cayman	0.160%	9/4/12	221,000,000	221,000,000
Svenska Handelsbanken Grand Cayman	0.150%	9/4/12	186,000,000	186,000,000
Swedbank Grand Cayman	0.150%	9/4/12	315,000,000	315,000,000
Total Time Deposits				2,788,400,000
U.S. Government Agencies — 1.2%
Federal Home Loan Bank (FHLB), Notes	0.268%	1/27/14	100,000,000	99,941,692	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.330%	1/10/13	50,000,000	50,010,880	(c)
Federal National Mortgage Association (FNMA), Notes	0.340%	11/23/12	50,000,000	50,006,884	(c)
Total U.S. Government Agencies				199,959,456
U.S. Treasury Bills — 1.7%
U.S. Cash Management Bills	0.130%	9/17/12	125,000,000	124,992,778	(a)
U.S. Treasury Bills	0.138-0.140%	1/24/13	179,415,000	179,315,009	(a)
Total U.S. Treasury Bills				304,307,787

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2012 Annual Report	19

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — 1.5%
U.S. Treasury Notes	2.500%	3/31/13	$150,000,000	$151,998,509
U.S. Treasury Notes	1.750%	4/15/13	100,000,000	100,949,023
Total U.S. Treasury Notes				252,947,532
Total Investments before Repurchase Agreements (Cost — $14,533,126,237)				14,533,126,237
Repurchase Agreements — 16.6%
Bank of America N.A., tri-party repurchase agreement dated 8/31/12; Proceeds at maturity — $400,008,889; (Fully collateralized by U.S. government obligations, 0.875% to 2.375% due 10/31/14 to 12/31/16; Market value — $408,000,065)	0.200%	9/4/12	400,000,000	400,000,000
Barclays Capital Inc., repurchase agreement dated 8/31/12; Proceeds at maturity — $600,012,667; (Fully collateralized by various U.S. government obligations, 1.875% to 4.500% due 10/31/17 to 5/15/38; Market value — $612,000,003)	0.190%	9/4/12	600,000,000	600,000,000
Barclays Capital Inc., tri-party repurchase agreement dated 8/31/12; Proceeds at maturity — $800,016,889; (Fully collateralized by various U.S. government obligations, 1.875% to 3.875% due 7/15/13 to 4/15/29; Market value — $816,000,036)	0.190%	9/4/12	800,000,000	800,000,000
Barclays Capital Inc., tri-party repurchase agreement dated 8/31/12; Proceeds at maturity — $100,002,333; (Fully collateralized by various U.S. government obligations, 0.250% to 1.500% due 3/31/14 to 7/31/16; Market value — $102,000,051)	0.210%	9/4/12	100,000,000	100,000,000
Interest in $2,700,000,000 joint tri-party repurchase agreement dated 8/31/12 with RBS Securities Inc.; Proceeds at maturity — $1,000,018,889; (Fully collateralized by various U.S. government obligations, 0.000% to 2.625% due 4/15/13 to 2/15/41; Market value — $1,020,001,873)	0.170%	9/4/12	1,000,000,000	1,000,000,000
Total Repurchase Agreements (Cost — $2,900,000,000)				2,900,000,000
Total Investments — 100.0% (Cost — $17,433,126,237#)				17,433,126,237
Other Assets in Excess of Liabilities — 0.0%				4,864,387
Total Net Assets — 100.0%				$17,437,990,624

(a)	Rate shown represents yield-to-maturity.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

20	Prime Cash Reserves Portfolio 2012 Annual Report

Statement of assets and liabilities

August 31, 2012

Assets:
Investments, at value	$14,533,126,237
Repurchase agreements, at value	2,900,000,000
Cash	542
Interest receivable	6,522,354
Total Assets	17,439,649,133

Liabilities:
Investment management fee payable	1,346,084
Accrued expenses	312,425
Total Liabilities	1,658,509
Total Net Assets	$17,437,990,624

Represented by:
Paid-in capital	$17,437,990,624

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2012 Annual Report	21

Statement of operations

For the Year Ended August 31, 2012

Investment Income:
Interest	$53,229,935

Expenses:
Investment management fee (Note 2)	16,655,592
Fund accounting fees	905,575
Legal fees	395,412
Trustees’ fees	260,569
Custody fees	107,677
Audit and tax	41,100
Miscellaneous expenses	98,385
Total Expenses	18,464,310
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,808,718)
Net Expenses	16,655,592
Net Investment Income	36,574,343
Net Realized Loss on Investments	(1,403,128)
Increase in Net Assets from Operations	$35,171,215

See Notes to Financial Statements.

22	Prime Cash Reserves Portfolio 2012 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2012	2011

Operations:
Net investment income	$36,574,343	$53,325,292
Net realized gain (loss)	(1,403,128)	3,363,355
Increase in Net Assets From Operations	35,171,215	56,688,647

Capital Transactions:
Proceeds from contributions	41,857,589,477	60,443,374,299
Value of withdrawals	(44,283,366,762)	(57,032,247,066)
Increase (Decrease) in Net Assets From Capital Transactions	(2,425,777,285)	3,411,127,233
Increase (Decrease) in Net Assets	(2,390,606,070)	3,467,815,880

Net Assets:
Beginning of year	19,828,596,694	16,360,780,814
End of year	$17,437,990,624	$19,828,596,694

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2012 Annual Report	23

Financial highlights

For a share of beneficial interest outstanding throughout each year ended August 31:
	2012	2011	2010	2009	2008

Net assets, end of year (millions)	$17,438	$19,829	$16,361	$14,721	$19,282
Total return[1]	0.22%	0.25%	0.26%	1.42%	3.87%

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.10%	0.11%	0.11%
Net expenses[2,3,4]	0.10	0.10	0.10	0.10	0.10
Net investment income	0.22	0.24	0.25	1.34	3.52

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]	Reflects fee waivers and/or expense reimbursements.

[3]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.10%.

[4]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

24	Prime Cash Reserves Portfolio 2012 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2012, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Prime Cash Reserves Portfolio 2012 Annual Report	25

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$17,433,126,237	—	$17,433,126,237

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages

26	Prime Cash Reserves Portfolio 2012 Annual Report

Notes to financial statements (cont’d)

and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2012, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the year ended August 31, 2012, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

During the year ended August 31, 2012, fees waived and/or expenses reimbursed amounted to $1,808,718.

Prime Cash Reserves Portfolio 2012 Annual Report	27

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended August 31, 2012, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

4. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

28	Prime Cash Reserves Portfolio 2012 Annual Report

Notes to financial statements (cont’d)

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

5. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Prime Cash Reserves Portfolio 2012 Annual Report	29

Report of independent registered public accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Prime Cash Reserves Portfolio, a series of Master Portfolio Trust, including the schedule of investments, as of August 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Cash Reserves Portfolio as of August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 18, 2012

30	Prime Cash Reserves Portfolio

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Prime Cash Reserves Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, 49th Floor, New York, New York 10018. Information pertaining to the Trustees and officers of the Portfolio is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Portfolio at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	World Affairs Council (since 2009); formerly, Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (2001 to 2008); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)
A. Benton Cocanougher
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (2009 to 2010); A.P. Wiley Professor, Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Formerly, Director, First American Bank, Texas (1994 to 1999); formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

Prime Cash Reserves Portfolio	31

Independent Trustees cont’d
Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1974); Executive Director of Business Builders Team, LLC (since 2005); formerly, Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); formerly, Director, ebank Financial Services, Inc. (1997 to 2004)
Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

32	Prime Cash Reserves Portfolio

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2005) of various series of MainStay Family of Funds (66 funds)
Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President, George Mason University (since 1996)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

Prime Cash Reserves Portfolio	33

Independent Trustees cont’d
R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Interested Trustee and Officer:
R. Jay Gerken[3]
Year of birth	1951
Position(s) with Trust	Trustee, President, Chairman and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2005); Officer and Trustee/Director of 159 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (“SBFM”) (formerly a registered investment adviser) (since 2002)
Number of funds in fund complex overseen by Trustee	159
Other board memberships held by Trustee during past five years	None
Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

34	Prime Cash Reserves Portfolio

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Vanessa A. Williams Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)
Robert I. Frenkel Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)
Thomas C. Mandia Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to SBFM (since 2002)

Prime Cash Reserves Portfolio	35

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)
James Crowley Legg Mason 55 Water Street, New York, NY 10041
Year of birth	1966
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2010); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2011); formerly, Controller of Security Fair Valuation and Project Management for Legg Mason & Co. or its affiliates (prior to 2010)
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Portfolio within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Mr. Gerken is an “interested person” of the Portfolio, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2011 and August 31, 2012 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $225,200 in 2011 and $28,000 in 2012.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $4,000 in 2011 and $0 in 2012. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Master Portfolio Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Master Portfolio Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods.

c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $12,800 in 2011 and $14,306 in 2012. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2011 and 2012; Tax Fees were 100% and 100% for 2011 and 2012; and Other Fees were 100% and 100% for 2011 and 2012.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2012.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date: October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date: October 25, 2012

By:	/s/ Richard F. Sennett
(Richard F. Sennett)
Principal Financial Officer
Master Portfolio Trust

Date: October 25, 2012